INVESTMENTS IN ASSOCIATES - SUMMARISED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of associates [line items]
Current assets	¥ 6,258,837	$ 959,209	¥ 6,703,937
Non-current assets	30,521,616	4,677,641	30,189,196
Total assets	36,780,453	5,636,850	36,893,133
Current liabilities	7,144,739	1,094,976	6,477,044
Equity	28,156,169	$ 4,315,123	29,139,281	¥ 28,816,329	¥ 28,607,408
Share of net assets	196,848		174,686
Guangzhou Tiecheng Enterprise Company Limited (Tiecheng) [member]
Disclosure of associates [line items]
Current assets	93,571		77,732
Non-current assets	373,860		361,864
Total assets	467,431		439,596
Current liabilities	221,928		223,295
Equity	245,503		216,301	239,651
Share of net assets	120,296		105,987
Carrying amount of interest in associates	120,296		105,987	117,429
Shenzhen Guangzhou Railway Civil Engineering Company (Shentu) [member]
Disclosure of associates [line items]
Current assets	1,974,930		1,612,909
Non-current assets	10,209		12,941
Total assets	1,985,139		1,625,850
Current liabilities	1,828,909		1,485,647
Equity	156,230		140,203
Share of net assets	76,552		68,699
Carrying amount of interest in associates	¥ 76,552		¥ 68,699	¥ 64,296

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.